Costs of services and general and administrative costs - Summary of Operating Costs (Parenthetical) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Other pass-through costs	£ 142.1	£ 106.9	£ 64.0